Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Property and Equipment, Net (Tables) [Line Items]
Schedule of property and equipment, net
	September 30, 2021	December 31, 2020
Computer equipment	$20,341	$19,867
Software and voice recordings	8,528	8,335
Leasehold improvements	3,567	3,560
Furniture and fixtures	720	720
Construction in progress	—	6
Total, at cost	33,156	32,488

Less: Accumulated depreciation and amortization	(26,213)	(22,053)
Total, net	$6,943	$10,435

Computer equipment	$19,867
Software	8,335
Leasehold improvements	3,560
Furniture and fixtures	720
Construction in progress	6
32,488
Less: Accumulated depreciation and amortization	(22,053)
$10,435

2019
Computer equipment	$19,289
Software and voice recordings	6,996
Leasehold improvements	3,032
Furniture and fixtures	693
Construction in progress	73
30,083
Less: Accumulated depreciation and amortization	(16,030)
$14,053